EARNINGS (LOSS) PER SHARE (Tables)	9 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table presents basic and diluted earnings (loss) per share for the three and nine months ended September 30, 2024 and September 30, 2023:

	Three Months Ended		Nine Months Ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023

	(U.S. Dollars and shares in thousands, except per share amounts)
Income from continuing operations	$15,131	55,657	$142,665	$154,391
Net income attributable to noncontrolling interests	(7,113)	(8,693)	(10,354)	(25,049)
Income from continuing operations attributable to Dole plc	8,018	46,964	132,311	129,342
Income (loss) from discontinued operations, net of income taxes	6,384	(1,672)	32,351	(27,616)
Net income attributable to Dole plc	$14,402	$45,292	$164,662	$101,726

Weighted average number of shares outstanding:
Weighted average number of shares – basic	94,990	94,929	94,950	94,912
Effect of share awards with a dilutive effect	624	219	445	182
Weighted average number of shares – diluted	95,614	95,148	95,395	95,094

Income (loss) per share:
Basic:
Continuing operations	$0.08	$0.50	$1.39	$1.36
Discontinued operations	0.07	(0.02)	0.34	(0.29)
Net income per share attributable to Dole plc	$0.15	$0.48	$1.73	$1.07
Diluted:
Continuing operations	$0.08	$0.50	$1.39	$1.36
Discontinued operations	0.07	(0.02)	0.34	(0.29)
Net income per share attributable to Dole plc	$0.15	$0.48	$1.73	$1.07